Derivative Instruments and Hedging Activities - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) interest_rate_swap	Dec. 31, 2022 USD ($)
Derivative [Line Items]
Number of Derivatives | interest_rate_swap	2
Fair Value / Carrying Amount of Asset (Liability) $	$ 221
Expected Maturity Amount of Foreign Currency Derivatives Year One	$ 11,843
Minimum
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.11%
Derivative
Derivative [Line Items]
Restricted cash - current and - long-term	$ 3,000	$ 5,200
Interest Rate Swaps And Cross Currency Swaps Agreement [Member]
Derivative [Line Items]
Fair value, asset	55,400	51,400
Fair value, liability	13,100	$ 15,400
Foreign currency forward contracts | United Kingdom, Pounds
Derivative [Line Items]
Investment Owned, Foreign Currency Contract, Current Value	$ 4,800
Derivative, Average Forward Exchange Rate	0.8026
Fair Value / Carrying Amount of Asset (Liability) $	$ 109
Expected Maturity Amount of Foreign Currency Derivatives Year One	5,981
Foreign currency forward contracts | Canada, Dollars
Derivative [Line Items]
Investment Owned, Foreign Currency Contract, Current Value	$ 7,900
Derivative, Average Forward Exchange Rate	1.3477
Fair Value / Carrying Amount of Asset (Liability) $	$ 112
Expected Maturity Amount of Foreign Currency Derivatives Year One	$ 5,862